10-Q RECLAMATION BOND DEPOSIT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Total reclamation bond deposit	$ 2,696,008	$ 2,695,944		$ 2,695,704
Lexon surety bond cash collateral
Loss Contingencies [Line Items]
Bonding fee, percentage	2.00%	2.00%
Total reclamation bond deposit	$ 2,589,072	$ 2,589,008		2,588,768
Earned interest	89,072	89,009	$ 89,008	$ 88,768
Other | Lexon surety bond cash collateral
Loss Contingencies [Line Items]
Long-term reclamation liability	6,800,000	6,800,000
Other | Reclamation Surety Bond with Storey County
Loss Contingencies [Line Items]
Long-term reclamation liability	$ 500,000	$ 500,000